Allowance for Credit Losses (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Financing Receivable, Allowance for Credit Loss [Line Items]
Cash recoveries, recoveries against write off cases	₨ 56,142.6	$ 683.1	₨ 36,181.4	₨ 28,919.8
Retail Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Recoveries of loans	53,374.2		35,385.3	28,605.8
Wholesale loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Recoveries of loans	₨ 2,768.4		₨ 796.1	₨ 314.0